RELATED PARTY TRANSACTIONS RELATED PARTY TRANSACTIONS - Renumeration of Directors and Other Key Management (Details) - Key management personnel of entity or parent [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Salaries, incentives and short-term benefits	$ 16	$ 14
Share-based payments	56	81
Total	$ 72	$ 95